Long Lived Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long Lived Assets [Abstract]
Property and equipment

	June 30,	December 31,
	2012	2011
Land and building, deposit on property	$131,500	$-
Machinery and equipment	125,577	125,577
Furniture and office equipment	42,170	20,381
Transportation	78,373	27,050
Production units	1,972,750	1,972,750
Cylinders	1,504,054	460,164
	3,854,424	2,605,922
Less accumulated depreciation	189,561	44,538
	$3,664,863	$2,561,384

	December 31,
	2011	2010
Machinery and equipment	$125,577	$49,778
Furniture and office equipment	20,381	5,352
Transportation	27,050	4,325
Production units	1,972,750	-
Cylinders	460,164	-
	2,605,922	59,455
Less accumulated depreciation	44,538	8,839
	$2,561,384	$50,616

Intellectual property amortizing on a straight-line basis over the assets useful life
	June 30,	December 31,
	2012	2011
Intellectual property	$727,000	$727,000
Less accumulated amortization	175,745	151,511
	$551,255	$575,489

	December 31,
	2011	2010
Intellectual property	$727,000	$727,000
Less accumulated amortization	151,511	103,044
	$575,489	$623,956

Future amortization expenses

Future amortization through December 31,:
2012	$24,233
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
$551,255

2012	$48,467
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
$575,489